Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments		(continued)			December 31, 2025 (Unaudited)
COMMON STOCKS - 81.95% of net assets applicable to common unitholders Shares		Issuer			Value
Ireland - 2.84% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 3.46% of total investments
525		Steris PLC			$133,098

Total Ireland (cost $97,126)					$133,098

Netherlands - 4.77% of net assets applicable to common unitholders
Business Services - 5.82% of total investments
1,556		AerCap Holdings N.V.			$223,691

Total Netherlands (cost $86,700)					$223,691

United States - 74.35% of net assets applicable to common unitholders
Amusement and Recreation Services - 4.64% of total investments
1,568		Churchill Downs, Inc.			$178,407

Business Services - 5.13% of total investments
2,142	A	Copart, Inc.			83,859
1,706		Fidelity National Information Services, Inc			113,381

Chemicals & Allied - 2.91% of total investments
163		NewMarket Corp.			112,023

Electronic & Equipment - 7.11% of total investments
371		Amphenol Corp.			50,137
1,311		Otis Worldwide Corp.			114,516
224		Lennox International, Inc.			108,770

Fabricated Metal Products - 2.46% of total investments
1,784		Ball Corp.			94,498

Food and Kindred Products - 4.08% of total investments
847		Brown-Forman Corp.			22,073
1,169		Lamb Weston Holdings, Inc.			48,969
867	A	Post Holdings, Inc.			85,876

Furtinure & Fixtures - 4.86% of total investments
2,093		Tempur Sealy International, Inc.			186,863

General Merchandise Store - 5.75% of total investments
1,796	A	Dollar Tree, Inc.			220,926

Healthcare Supplies - 3.14% of total investments
1,472		Dollar Tree, Inc.			120,645

Holdging & Other Investment Offices - 3.25% of total investments
778	A	CBRE Group, Inc.			125,095

Insurance Agents, Brokers and Services - 3.18% of total investments
1,776		Moelis & Company			122,082

Insurance Carriers - 2.71% of total investments
639		Cincinnati Financial Corp.			104,361

Measuring, Analytics, & Control Instruments - 10.89% of total investments
277	A	Waters Corp.			105,213
1,739		Bruker Corporation			81,924
652	A	Keysight Technologies, Inc			132,480
8,630	A	Avantor, Inc.			98,900

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 3.38% of total investments
456		Vulcan Materials Company			130,060

Miscellaneous Manufacturing Industries - 4.86% of total investments
977		Armstrong World Industries, Inc.			186,705

Motor Freight Transportation and Warehousing - 1.68% of total investments
411		Old Dominion Freight Line, Inc.			64,445

Non-Depository Credit Institutions - 3.61% of total investments
3,062		Ally Financial, Inc.			138,678

Personal Services - 2.23% of total investments
444		UniFirst Corp.			85,648

Primary Metal Industry - 3.63% of total investments
692		M&T Bank Corp.			139,424

Rubber and Miscellaneous Plastic Products - 5.55% of total investments
648		AptarGroup, Inc.			79,030
1,596		Entegris, Inc.			134,463

Wholesale Trade-Durable Goods - 5.67% of total investments
1,491		Allison Transmission Holdings, Inc.			145,969
314		Pool, Corp.			71,828

Total United States (cost $2,896,822)					$3,487,249

TOTAL COMMON STOCK (cost $3,080,648)					$3,844,037

		Total investments (81.95% of net assets)			$3,844,037
		Other assets less liabilities (18.05% of net assets)			846,443

		Net assets applicable to common unitholders - 100%			$4,690,480

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contract		E-Mini S&P Midcap 400 Index	03/20/26	$332,680	$ (2,205)

		The underlying notional amount at value of open long futures contracts is 7.09% of net assets applicable to common unitholders.

A	Non-dividend producing security.